Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Revenue from Contracts with Customers
	Six months ended June 30
	2025	2024
Revenue from contracts with customers
Hardware sales
-Video IoT	$-	$20,616
-Security Convergence	-	-
Software sales
-Video IoT	-	194,541
-Security Convergence	-	-
Service revenue
-Video IoT	1,703,511	1,233,682
-Security Convergence	37,622,328	19,225,852
	$39,325,839	$20,674,691

Schedule of Revenue from the Transfer of Goods and Services

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following major products lines and all revenue took place mainly in Asia and MENA regions:

Six months ended June 30, 2025	Hardware	Software	Service	Total
Total revenue streams	$22,920,688	$-	$40,131,990	$63,052,678
Inter-revenue streams	(22,920,688)	-	(806,151)	(23,726,839)
Revenue from external
Customer contracts	$-	$-	$39,325,839	$39,325,839
Timing of revenue recognition
At a point in time	$-	$-	$-	$-
Over time	-	-	39,325,839	39,325,839
	$-	$-	$39,325,839	$39,325,839
Six months ended June 30, 2024	Hardware	Software	Service	Total
Total revenue streams	$22,557	$194,541	$20,966,070	$21,183,168
Inter-revenue streams	(1,941)	-	(506,536)	(508,477)
Revenue from external
customer contracts	$20,616	$194,541	$20,459,534	$20,674,691
Timing of revenue recognition
At a point in time	$20,616	$194,541	$-	$149,669
Over time	-	-	20,459,534	20,459,534
	$20,616	$194,541	$20,459,534	$20,674,691

Schedule of Revenue-Related Contract Assets and Liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	June 30, 2025	December 31, 2024
Contract assets:
Unbilled receivables relating to service contracts	$36,883,629	$34,306,195
Contract liabilities:
Contract liabilities relating to service contracts	$265,236	$273,227

Schedule of Revenue Recognized Included in Contract Liability	Revenue recognized that was included in the contract liability balance at the beginning of the year:
	Six months ended June 30
	2025	2024

Service revenue	$42,673	$54,199